FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Credit risk (Details)	12 Months Ended
Jun. 30, 2020 USD ($)
Trade and other receivables
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial assets.	$ 51,047,130
Loss allowance	3,887,600
Loss allowance of IAS 29 effect and Currency conversion	$ (2,384,284)
Trade and other receivables | Current
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	0.25%
Financial assets.	$ 31,867,642
Loss allowance	$ 78,756.000
Trade and other receivables | More Than 15 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	0.25%
Financial assets.	$ 3,117,051
Loss allowance	$ 7,703.000
Trade and other receivables | More Than 30 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	0.31%
Financial assets.	$ 1,782,847
Loss allowance	$ 5,598
Trade and other receivables | More Than 60 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	0.25%
Financial assets.	$ 2,159,785
Loss allowance	$ 5,338.000
Trade and other receivables | More Than 90 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	0.29%
Financial assets.	$ 3,527,978
Loss allowance	$ 10,363
Trade and other receivables | More Than 120 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	0.25%
Financial assets.	$ 1,161,336.000
Loss allowance	$ 2,870.000
Trade and other receivables | More Than 180 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	0.25%
Financial assets.	$ 1,272,379.000
Loss allowance	$ 3,144.000
Trade and other receivables | More Than 365 Days Past Due
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Expected loss rate	100.00%
Financial assets.	$ 6,158,112
Loss allowance	$ 6,158,112
Credit risk
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Customer portfolio insurance coverage (as a percent)	50.00%